Commitments (Tables)	12 Months Ended
Mar. 31, 2022
Commitments
Schedule of capital commitments

	As of March 31,
	2021	2022

	(in millions of RMB)
No later than 1 year	23,424	25,438
Later than 1 year and no later than 5 years	13,768	13,781
More than 5 years	403	53
	37,595	39,272

Schedule of other commitments

	As of March 31,
	2021	2022

	(in millions of RMB)
No later than 1 year	35,109	37,229
Later than 1 year and no later than 5 years	17,266	17,347
More than 5 years	2,849	2,446
	55,224	57,022